Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail) - shares	1 Months Ended	6 Months Ended
	Jan. 31, 2023	Jun. 30, 2024
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		9,721,609
Granted		3,941,664
Exercised		(2,409,545)
Cancelled		(1,090,680)
Outstanding		10,163,048
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		910,382
Granted	20,000	0
Exercised		(38,317)
Cancelled		0
Outstanding		872,065
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		3,003,867
Granted		0
Exercised		(785,222)
Cancelled		0
Outstanding		2,218,645
Founders Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		1,013,609
Granted		0
Exercised		0
Cancelled		0
Outstanding		1,013,609
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		2,984,802
Granted		2,302,540
Exercised		(895,995)
Cancelled		(725,458)
Outstanding		3,665,889
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		1,458,334
Granted		1,200,000
Exercised		(191,668)
Cancelled		(333,333)
Outstanding		2,133,333
RSU Coil Ares [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		350,615
Granted		0
Exercised		(59,219)
Cancelled		(31,889)
Outstanding		259,507
ESPP [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		0
Granted		439,124
Exercised		(439,124)
Cancelled		0
Outstanding		0